Fair Value Measurements	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements

NOTE 6. FAIR VALUE MEASUREMENTS

The Companies’ fair value measurements are made in accordance with the policies discussed in Note 2. See Note 7 for additional information about the Companies’ derivative and hedge accounting activities.

The Companies enter into certain physical and financial forwards, futures and options, which are considered Level 3 as they have one or more inputs that are not observable and are significant to the valuation. The discounted cash flow method is used to value Level 3 physical and financial forwards and futures contracts. An option model is used to value Level 3 physical options. The discounted cash flow model for forwards and futures calculates mark-to-market valuations based on forward market prices, original transaction prices, volumes, risk-free rate of return and credit spreads. The option model calculates mark-to-market valuations using variations of the Black-Scholes option model. The inputs into the models are the forward market prices, implied price volatilities, risk-free rate of return, the option expiration dates, the option strike prices, the original sales prices and volumes. For Level 3 fair value measurements, certain forward market prices and implied price volatilities are considered unobservable.

The following table presents the Companies' quantitative information about Level 3 fair value measurements at December 31, 2022. The range and weighted average are presented in dollars for market price inputs and percentages for price volatility.

				Dominion Energy			Virginia Power
	Valuation Techniques	Unobservable Input		Fair Value (millions)	Range	Weighted Average(1)	Fair Value (millions)	Range	Weighted Average(1)
Assets
Physical and financial forwards:
FTRs	Discounted cash flow	Market price (per MWh)	(3)	$214	2-24	6	$214	2-24	6
Electricity	Discounted cash flow	Market price (per MWh)	(3)	201	27-110	51	—	—	—
Physical options:
Natural gas(2)	Option model	Market price (per Dth)	(3)	22	3-16	10	22	3-16	10
		Price volatility	(4)		11%-63%	45%		11%-63%	45%
Total assets				$437			$236
Liabilities
Physical and financial forwards:
Natural gas(2)	Discounted cash flow	Market price (per Dth)	(3)	$10	(2)-4	(1)	$10	(2)-4	(1)
FTRs	Discounted cash flow	Market price (per MWh)	(3)	5	2-12	5	5	2-12	5
Total liabilities				$15			$15
(1)
Averages weighted by volume.
(2)
Includes basis.
(3)
Represents market prices beyond defined terms for Levels 1 and 2.
(4)
Represents volatilities unrepresented in published markets.

Sensitivity of the fair value measurements to changes in the significant unobservable inputs is as follows:

Significant Unobservable Inputs	Position	Change to Input	Impact on Fair Value Measurement
Market price	Buy	Increase (decrease)	Gain (loss)
Market price	Sell	Increase (decrease)	Loss (gain)
Price volatility	Buy	Increase (decrease)	Gain (loss)
Price volatility	Sell	Increase (decrease)	Loss (gain)

Nonrecurring Fair Value Measurements

See Note 3 for information on the nonrecurring fair value measurement associated with Dominion Energy's acquisition of Birdseye and its retained noncontrolling interest in Cove Point. See Note 9 for information regarding nonrecurring fair value measurements associated with charges related to Fowler Ridge, Dominion Energy's noncontrolling interest in businesses and assets contributed to Wrangler and Dominion Energy's noncontrolling ownership interest in Dominion Privatization. See Note 10 for information regarding impairment charges recorded by Dominion Energy associated with nonregulated solar facilities and non-wholly-owned nonregulated solar facilities in partnerships.

In 2021, Dominion Energy recorded a charge of $20 million ($15 million after-tax) in impairment of assets and other charges in its Consolidated Statements of Income (reflected in the Corporate and Other segment) to write off substantially all of the long-lived assets of its nonregulated retail software development operations to their estimated fair value, using a market approach, of less than $1 million. The valuation is considered a Level 2 fair value measurement given that it is based on bids received.

In 2021, Dominion Energy recorded a charge of $16 million ($12 million after-tax) in impairment of assets and other charges in its Consolidated Statements of Income to adjust a corporate office building down to its estimated fair value, using both an income and market approach, of $26 million. The valuation is considered a Level 3 measurement due to the use of significant judgmental and unobservable inputs, including projected timing and amount of future cash flows and discount rates inherent in the future cash flows and market prices. The corporate office building is reflected in the Corporate and Other segment and presented as held for sale in Dominion Energy’s Consolidated Balance Sheets at both December 31, 2022 and 2021.

Recurring Fair Value Measurements

Fair value measurements are separately disclosed by level within the fair value hierarchy with a separate reconciliation of fair value measurements categorized as Level 3. Fair value disclosures for assets held in the Companies' pension and other postretirement benefit plans are presented in Note 22.

The following table presents the Companies' assets and liabilities that are measured at fair value on a recurring basis for each hierarchy level, including both current and noncurrent portions:

	Dominion Energy				Virginia Power
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
(millions)
December 31, 2022
Assets
Derivatives:
Commodity	$—	$332	$437	$769	$—	$32	$236	$268
Interest rate	—	1,407	—	1,407	—	614	—	614
Investments(1):
Equity securities:
U.S.	3,810	—	—	3,810	2,028	—	—	2,028
Fixed income:
Corporate debt instruments	—	576	—	576	—	360	—	360
Government securities	161	1,059	—	1,220	90	542	—	632
Total assets	$3,971	$3,374	$437	$7,782	$2,118	$1,548	$236	$3,902
Liabilities
Derivatives:
Commodity	$—	$911	$15	$926	$—	$333	$15	$348
Interest rate	—	377	—	377	—	7	—	7
Foreign currency exchange rate	—	101	—	101	—	101	—	101
Total liabilities	$—	$1,389	$15	$1,404	$—	$441	$15	$456
December 31, 2021
Assets
Derivatives:
Commodity	$—	$52	$230	$282	$—	$36	$110	$146
Interest rate	—	323	—	323	—	146	—	146
Foreign currency exchange rate	—	8	—	8	—	8	—	8
Investments(1):
Equity securities:
U.S.	5,241	—	—	5,241	2,420	—	—	2,420
Fixed income:
Corporate debt instruments	—	881	—	881	—	531	—	531
Government securities	199	1,256	—	1,455	93	506	—	599
Cash equivalents and other	(29)	—	—	(29)	(3)	—	—	(3)
Total assets	$5,411	$2,520	$230	$8,161	$2,510	$1,227	$110	$3,847
Liabilities
Derivatives:
Commodity	$—	$461	$8	$469	$—	$125	$8	$133
Interest rate	—	399	—	399	—	337	—	337
Total liabilities	$—	$860	$8	$868	$—	$462	$8	$470

(1)
Includes investments held in the nuclear decommissioning trusts and rabbi trusts. Excludes $404 million and $366 million of assets at Dominion Energy, inclusive of $161 million and $185 million at Virginia Power, at December 31, 2022 and 2021, respectively, measured at fair value using NAV (or its equivalent) as a practical expedient which are not required to be categorized in the fair value hierarchy.

The following table presents the net change in the Companies' assets and liabilities measured at fair value on a recurring basis and included in the Level 3 fair value category:

	Dominion Energy			Virginia Power
	2022	2021	2020	2022	2021	2020
(millions)
Beginning balance	$222	$103	$(37)	$102	$103	$(37)
Total realized and unrealized gains (losses):
Included in earnings:
Operating Revenue	2	(9)	—	—	—	—
Electric fuel and other energy-related purchases	444	10	(33)	382	4	(33)
Discontinued operations	—	—	1	—	—	—
Included in regulatory assets/liabilities	183	119	140	102	(1)	140
Settlements	(455)	(10)	33	(393)	(4)	33
Purchases	28	—	—	28	—	—
Sales	—	—	(1)	—	—	—
Transfers out of Level 3	(2)	9	—	—	—	—
Ending balance	$422	$222	$103	$221	$102	$103

The Companies’ had no unrealized gains and losses included in earnings in the Level 3 fair value category relating to assets/liabilities still held at the reporting date for the years ended December 31, 2022, 2021 and 2020.

Fair Value of Financial Instruments

Substantially all of the Companies’ financial instruments are recorded at fair value, with the exception of the instruments described below, which are reported at historical cost. Estimated fair values have been determined using available market information and valuation methodologies considered appropriate by management. The carrying amount of cash, restricted cash and equivalents, customer and other receivables, affiliated receivables, short-term debt, affiliated current borrowings, payables to affiliates and accounts payable are representative of fair value because of the short-term nature of these instruments. For the Companies’ financial instruments that are not recorded at fair value, the carrying amounts and estimated fair values are as follows:

	Dominion Energy		Virginia Power
	Carrying Amount	Estimated Fair Value(1)	Carrying Amount	Estimated Fair Value(1)
(millions)
December 31, 2022
Long-term debt(2)	$39,680	$36,426	$15,616	$14,067
Supplemental credit facility borrowings	450	450
Junior subordinated notes(2)	1,387	1,340
December 31, 2021
Long-term debt(2)	$35,996	$40,947	$13,753	$16,021
Junior subordinated notes(2)	1,386	1,470

(1)
Fair value is estimated using market prices, where available, and interest rates currently available for issuance of debt with similar terms and remaining maturities. All fair value measurements are classified as Level 2. The carrying amount of debt issuances with short-term maturities and variable rates refinanced at current market rates is a reasonable estimate of their fair value.
(2)
Carrying amount includes current portions included in securities due within one year and amounts which represent the unamortized debt issuance costs and discount or premium. At December 31, 2021, the carrying amount of Dominion Energy’s long-term debt included the valuation of certain fair value hedges associated with fixed-rate debt of $2 million. There were no fair value hedges associated with fixed-rate debt at December 31, 2022. Additionally, Dominion Energy carrying amounts include portions classified as current liabilities held for sale and noncurrent liabilities held for sale at both December 31, 2022 and 2021.